LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Oct. 31, 2010	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity method investments	Dec. 31, 2011 Equity method investments	Jul. 03, 2012 Series 2012-A Senior Secured Refi Loan Notes	Apr. 25, 2011 Hylink	Dec. 31, 2012 Hylink	Dec. 31, 2011 Hylink	Jun. 16, 2011 Yinuo	Dec. 31, 2011 Yinuo	Dec. 30, 2010 Global Net	Jun. 05, 2007 Global Net	Oct. 31, 2011 Mapbar	Dec. 31, 2012 Mapbar	Dec. 31, 2011 Mapbar	Nov. 18, 2011 JMOOP	Dec. 31, 2012 JMOOP	Dec. 31, 2011 JMOOP	Dec. 31, 2012 Social Finance, Inc	Sep. 05, 2012 Social Finance, Inc Series B shares	Dec. 31, 2012 Social Finance, Inc Series B shares	Dec. 31, 2012 Social Finance, Inc Series 2012-A Senior Secured Refi Loan Notes	Nov. 23, 2012 Gaoxue	Dec. 31, 2012 Gaoxue	Dec. 05, 2012 Gaoxue Shareholders item	Dec. 05, 2012 Gaoxue Shareholder One	Dec. 05, 2012 Gaoxue Shareholder Two
LONG-TERM INVESTMENTS
Total equity method investments			$ 95,603	$ 47,919													$ 23,782	$ 26,372		$ 17,987	$ 21,547	$ 47,776					$ 6,058
Total cost method investments			2,408	2,381						2,408	2,381
Total held-to-maturity			9,586																						9,586
Total long-term investments			107,597	50,300
Equity method investments
Equity interest acquired (as a percent)																35.00%								27.10%		25.00%	30.00%	5.00%
Cash consideration paid to acquire investments			55,155	46,599												26,599			20,000				49,000			5,300			470	385
Number of existing shareholders of investee																												2
Share of gain (loss) recognized by the entity			(7,471)	1,320													(2,590)	(227)		(3,560)	1,547			(1,224)			(97)
Number of shares purchased																							5,573,719
Repurchase of ordinary shares	3,624	34,179	53,630	44,361	42,455
Price per share (in dollar per share)																							$ 8.791258
Total current assets			952,734	1,116,970		106,835	134,746
Total Assets			1,201,813	1,278,008		188,518	135,122
Total current liabilities			90,119	60,487		2,976	2,727
Total liabilities			96,683	67,463		16,918	14,735
Net revenues			176,086	117,967	76,535	5,219	5,310
GrossProfit			109,467	91,734	59,911	3,355	3,701
Net loss			(75,053)	41,004	(64,155)	59,417	39,581
Cost method investments
Acquisition of equity interest (as a percent)									2.00%			5.00%			19.90%
Cash contribution made to acquire investments				2,460					2,381			79
Impairment charges of cost method investments				79									79
Number of shares purchased															9,950,000
Cash consideration from disposal of investment														302
Gain on disposal of investment														40
Principal value of Series 2012-A Senior Secured Refi Loan Notes								10,000
Fixed annual interest rate (as a percent)																									4.00%
Monthly return of principal																									414
Monthly earned interest																									137
Impairment charge recognized for equity method investment			0	0	0
Impairment charge recognized for held-to-maturity investments			$ 0	$ 0	$ 0